STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 22,811	$ 3,191	$ 43,220	$ 207,236
Cost of sales	28,431	2,989	35,946	180,579
Gross profit (loss)	(5,620)	202	7,274	26,657
Expenses:
Selling, general and administrative	322,168	426,522	638,984	901,775
Depreciation and amortization	10,687	12,102	21,689	24,389
Operating expenses, net	332,855	438,624	660,673	926,164
Net operating loss	(338,475)	(438,422)	(653,399)	(899,507)
Other expense:
Interest expense	58,479	35,588	105,084	65,760
Total other expense	58,479	35,588	105,084	65,760
Net loss	$ (396,954)	$ (474,010)	$ (758,483)	$ (965,267)